UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $150,134 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     2695     5500 SH  CALL SOLE                     5500
BOISE INC                      *W EXP 06/18/201 09746Y113       75   752100 SH       SOLE                   752100
BOISE INC                      COM              09746Y105     1138   729700 SH       SOLE                   729700
CAL MAINE FOODS INC            COM NEW          128030202     5488   200000 SH       SOLE                   200000
COVANTA HLDG CORP              COM              22282E102    17955   750000 SH       SOLE                   750000
EMCORE CORP                    COM              290846104     4787   969100 SH       SOLE                   969100
GREAT LAKES DREDGE & DOCK CO   COM              390607109     9429  1494300 SH       SOLE                  1494300
GROUP 1 AUTOMOTIVE INC         COM              398905109     5369   247100 SH       SOLE                   247100
INVESCO LTD                    SHS              G491BT108     7343   350000 SH       SOLE                   350000
LENDER PROCESSING SVCS INC     COM              52602E102    16023   525000 SH       SOLE                   525000
PETROHAWK ENERGY CORP          COM              716495106    13194   610000 SH       SOLE                   610000
SINA CORP                      ORD              G81477104    13200   375000 SH       SOLE                   375000
SOLERA HOLDINGS INC            COM              83421A104    18668   650000 SH       SOLE                   650000
TRANSDIGM GROUP INC            COM              893641100    20538   600000 SH       SOLE                   600000
UNION PAC CORP                 COM              907818108    14232   200000 SH       SOLE                   200000